Fair Value Measurements and Financial Instruments - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 25, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 3,604	$ 8,335
$8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,156	1,833
PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	109	311	$ 1,300
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,156	1,833
Sponsor earnout liability	0	0
Quoted prices in active markets (Level 1) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,156	1,833
Quoted prices in active markets (Level 1) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Quoted prices in active markets (Level 1) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Sponsor earnout liability	0	0
Significant observable inputs (Level 2) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,448	6,502
Sponsor earnout liability	504	1,353
Significant unobservable inputs (Level 3) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	109	311
Significant unobservable inputs (Level 3) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,339	$ 6,191